Equity-Method Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of financial information for all investments that are accounted for using the equity-method of accounting
Current Assets	$ 229,516	$ 104,241
Noncurrent assets	1,305,514	487,136
Total assets	1,535,030	591,377
Current liabilities	202,465	49,587
Noncurrent liabilities	797,031	197,672
Total liabilities	999,496	247,259
Revenues	468,140	204,935	245,092
Cost of sales	181,433	80,525	110,101
Gross profit	286,707	124,410	134,991
Income (loss) from continuing operations	$ 95,581	$ (8,016)	$ (10,024)